Employee Benefits	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
Employee Benefits

9. Employee Benefits

All employees of the Company are eligible to participate in the 401(k) Plan. The 401(k) matching contributions, if any, are determined by the Company at its sole discretion. During the years ended December 31, 2014, 2013 and 2012, the Company made matching contributions totaling $0.3 million, $0.1 million, $0.1 million, respectively.